Intangible assets and goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets And Goodwill [Line Items]
Impairments of intangible assets	$ (1,053)	$ (4,990)	$ 1,164
Impairments of goodwill	$ 140	$ 3,254	$ 0
Intangible assets and goodwill [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Discount rate applied to cash flow projections	8.48%
Period Over Which Management Has Projected Cash Flows	5 years